Expense Example, No Redemption - PIMCO Low Duration Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years
USD ($)	319	518	733	1,354	126	393	681	1,500	147	456	787	1,724